Leases - Summary of Quantitative Information about Right of Use Assets (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Beginning balance			$ 16,969	$ 1,121
Acquired in Leagold Acquisition (note 5(e))			0	10,704
Additions	$ 39,800	$ 13,400	51,644	13,668
Depreciation			(15,906)	(8,524)
Ending balance			$ 52,707	$ 16,969